Provisions - Summary of Non-Current Provisions (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Beginning balance for the period	₺ 187,541
Ending balance for the period	197,418	₺ 187,541
Non-current provision [member]
Disclosure of other provisions [line items]
Beginning balance for the period	187,541	130,619
Provisions recognized/(reversed)	(4,205)	56,343
Unwinding of discount	15,328	(1,308)
Transfer to current provisions	(2,258)	(1,526)
Effect of changes in exchange rates	1,012	3,413
Ending balance for the period	197,418	187,541
Non-current provision [member] | Legal [member]
Disclosure of other provisions [line items]
Beginning balance for the period	6,889	4,103
Provisions recognized/(reversed)	4,256	4,312
Transfer to current provisions	(2,258)	(1,526)
Ending balance for the period	8,887	6,889
Non-current provision [member] | Obligations for dismantling,removing and site restoration [member]
Disclosure of other provisions [line items]
Beginning balance for the period	180,652	126,516
Provisions recognized/(reversed)	(8,461)	52,031
Unwinding of discount	15,328	(1,308)
Effect of changes in exchange rates	1,012	3,413
Ending balance for the period	₺ 188,531	₺ 180,652